Offerings	Mar. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2015 Omnibus Incentive Plan (Common Stock, $0.0001 par value per share)
Amount Registered	3,427,778
Proposed Maximum Offering Price per Unit	15.36
Maximum Aggregate Offering Price	$ 52,650,670.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,060.82
Offering Note
(1)
In addition to the number of shares of the common stock of Syndax Pharmaceuticals, Inc. (the “Registrant”) stated above, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) shall also cover an indeterminate number of shares of common stock that may become issuable under the Syndax Pharmaceuticals, Inc. 2015 Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of common stock of the Registrant. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act based on a per share price of $15.36, the average of the high ($15.74) and low ($14.97) price of the common stock on February 28, 2025, as reported on The Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2015 Employee Stock Purchase Plan(Common Stock, $0.0001 par value per share)
Amount Registered	250,000
Proposed Maximum Offering Price per Unit	13.06
Maximum Aggregate Offering Price	$ 3,265,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 499.88
Offering Note
(2)
In addition to the number of shares of the common stock of the Registrant stated above, pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of shares of common stock that may become issuable under the Syndax Pharmaceuticals, Inc. 2015 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of common stock of the Registrant. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act based on a per share price of $13.06, the average of the high ($15.74) and low ($14.97) price of the common stock on February 28, 2025, as reported on The Nasdaq Global Select Market, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2023 Inducement Plan(Common Stock, $0.0001 par value per share)
Amount Registered	1,700,000
Proposed Maximum Offering Price per Unit	15.36
Maximum Aggregate Offering Price	$ 26,112,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,997.75
Offering Note
(3)
In addition to the number of shares of the common stock of the Registrant stated above, pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of shares of common stock that may become issuable under the Syndax Pharmaceuticals, Inc. 2023 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of common stock of the Registrant. The “Amount Registered” represents shares of the Registrant’s common stock reserved for issuance under the Inducement Plan. The “Proposed Maximum Offering Price Per Unit” and “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act based on a per share price of $15.36, the average of the high ($15.74) and low ($14.97) price of the common stock on February 28, 2025, as reported on The Nasdaq Global Select Market.